Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Sep. 08, 2017
Other equity instruments and own shares
Fidelity Bonds, nominal value	€ 565				€ 981
Fidelity Bonds, market value	565	€ 525		€ 525	686
Fidelity Bonds under power of third parties					€ 549
Other equity interest	€ 234	€ 216	€ 240	€ 216
Bank's shares owned by consolidated companies as percentage of issued shared capital	0.075%	0.024%	0.01%
Average purchase price of Bank shares	€ 4.96
Average selling price of Bank shares	€ 4.98
Net effect on equity from purchase and sale of Bank shares	€ 0	€ 26	€ 15